UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [     ]; Amendment Number:
                                                   --------
      This Amendment (Check only one.):   [     ] is a restatement.
                                          [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Investor AB
Address:    Arsenalsgatan 8c, S-103 32
            Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ms. Guje Holmberg
Title:      Managing Director
Phone:      31 20 577 6610

Signature, Place, and Date of Signing:

/s/ Guje Holmberg                   Amsterdam, Netherlands        19/08/99
----------------------------    -----------------------------    -----------
         (Signature)                    (City, State)               (Date)

Report Type:

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:             6
                                         ------------

Form 13F Information Table Entry Total:       27
                                         ------------

Form 13F Information Table Value Total
(in thousands):                           $6,410,994
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NO.               FORM 13F FILE NUMBER    NAME
---               --------------------    ----

1                 Not Known               AB Cator
2                 Not Known               Extoria Trade AB
3                 Not Known               Investor International (U.S.), Inc.
4                 Not Known               Investor Investments AB
5                 Not Known               Investor UK, Ltd.
6                 Not Known               Investors Trading AB

                                                      Form 13F Information Table

                             TITLE OF        CUSIP      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS         NUMBER    (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE     SHARED    NONE
---------------------------  -----------   ----------- --------   --------  --- ---- ----------  --------  ------    -------   ----

AKTIEBOLAGETT ELECTROLUX      SPONS ADR    010198 20 8   87684     4165000   SH        SOLE                4165000      0
  ARIS CORPORATION INC           COM       04040A 10 1    722       85000    SH       DEFINED       3         0       85000
     ASTRAZENICA PLC          SPONS ADR    046353 10 8  3583855   91545308   SH       DEFINED             88920598   2624710
 ASYMETRIX LEANRING SYS INC      COM       045927 10 0    495      120000    SH       DEFINED       3         0       120000
        AUTOBYTEL                COM       05275N 10 6    363       19000    SH       DEFINED                 0       19000
        CENTOCOR                 COM       152342 10 1    1198      25000    SH       DEFINED                 0       25000
 CHECKPOINT SYSTEMS INC          COM       162825 10 3    7888     882600    SH       DEFINED       2         0       882600
     CYBERONICS INC              COM       23251P 10 2    1785     145000    SH       DEFINED       3         0       145000
  CYTOTHERAPEUTICS INC           COM       232923 10 2     15       22500    SH       DEFINED       3         0       22500
      ERICSSON L M            ADR CL B     294821 40 0   874933   27147000   SH        SOLE               27147000      0
  JONES PHARMACEUTICAL           COM       480236 10 8   31145     792500    SH       DEFINED       3         0       792500
    MCKESSON HBOC INC            COM       58155Q 10 3    3269      50000    SH       DEFINED                 0       50000
      MEDIMMUNE INC              COM       584699 10 2   105189    1455900   SH        SOLE                1455900      0
  METROMEDIA INTL GROUP          COM       591695 10 1    738      100000    SH       DEFINED       5         0       100000
       MINIMED INC               COM       60365K 10 8    7692     106000    SH       DEFINED       3         0       106000
  NEUROMEDICAL SYS INC           COM       64124H 10 9     26      782830    SH       DEFINED       4         0       782830
      NOVOSTE CORP               COM       67010C 10 0    317       15000    SH       DEFINED                 0       15000
    PHARMACYCLICS INC            COM       716933 10 6    6531     237500    SH       DEFINED       3         0       237500
     SAVILLE SYS PLC          SPONS ADR    805174 10 9    1995     142500    SH       DEFINED       5         0       142500
    SCANIA AKTIEBOLAG        SPONS ADR A   806018 10 7  1512184   54061380   SH        SOLE         6     54061380      0
    SCANIA AKTIEBOLAG        SPONS ADR B   806018 20 6   42143     1513039   SH        SOLE         2      1513039      0
       SCI SYS INC               COM       783890 10 6    6777     142300    SH       DEFINED       2         0       142300
       SITEL CORP                COM       82980K 10 7    460      175400    SH       DEFINED       5         0       175400
         SKF AB              SPONS ADR B   784375 40 4  (12998)   (700000)   SH       DEFINED       6         0      (700000)
      SOLA INTL INC              COM       834092 10 8    930       47844    SH       DEFINED       3         0       47844
 SYLVAN LEARNING SYS INC         COM       871399 10 1   73790     2742500   SH        SOLE                2742500      0
         NTL INC                 COM       629407 10 7   71868     833857    SH       DEFINED                 0       833857
